Organization and business overview (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Oct. 04, 2023
MSC Consulting (S) Pte Ltd [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage	100.00%	100.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual sales turnover	$ 100